Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative	$ 202,012	$ 452,628	$ 1,562,626	$ 1,610,673	$ 3,402,952	$ 3,528,434
Franchise tax	(4,600)	15,300	5,400	46,096	18,596	141,257
Return of capital subscription shares expense	164,000		164,000
Total operating expenses	361,412	467,928	1,732,026	1,656,769	3,421,548	3,669,691
OTHER INCOME (EXPENSE)
Interest income on investments held in Trust Account	30,558	191,561	107,453	704,501	850,641	6,009,585
Gain on change in fair value of Return of capital subscription shares liability	16,400		16,400
Finance costs – discount on debt issuance	(64,314)		(235,630)	(59,940)	(78,039)	(179,819)
Reversal of prior year interest and penalties on excise tax liability	888,340		888,340
Total other income, net	870,984	191,561	776,563	644,561	772,602	5,829,766
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	509,572	(276,367)	(955,463)	(1,012,208)	(2,648,946)	2,160,075
Provision for income taxes	(1,487)	(38,553)	(4,316)	(139,657)		(820,571)
NET INCOME (LOSS)	$ 508,085	$ (314,920)	$ (959,779)	$ (1,151,865)	$ (2,648,946)	$ 1,339,504
Class A Common Stock
OTHER INCOME (EXPENSE)
Weighted average shares outstanding of common stock (in Shares)	10,083,141	11,122,781	10,124,257	11,359,515	11,243,598	18,239,497
Basic net income (loss) per share (in Dollars per share)	$ 0.05	$ (0.03)	$ (0.09)	$ (0.1)	$ (0.24)	$ 0.06
Diluted net income (loss) per share (in Dollars per share)	$ 0.05	$ (0.03)	$ (0.09)	$ (0.1)	$ (0.24)	$ 0.06
Class B Common Stock
OTHER INCOME (EXPENSE)
Weighted average shares outstanding of common stock (in Shares)						4,172,236
Basic net income (loss) per share (in Dollars per share)						$ 0.06
Diluted net income (loss) per share (in Dollars per share)						$ 0.06